ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Interest income	$ 28,919,404	$ 19,403,032	$ 12,791,409
Income from commissions and fees	4,356,336	3,874,439	3,795,929
Commissions on banking services	1,663,340	1,533,322	1,364,835
Fees on credit cards	1,009,472	836,046	671,131
Pension and severance fund management	978,504	885,420	1,199,068
Trust activities	463,194	353,285	336,637
Storage services	188,191	187,237	169,386
Commissions on drafts, checks and checkbooks	22,941	25,181	25,187
Office network services	21,638	24,935	18,914
Other commissions	9,056	29,013	10,771
Share of profit of equity accounted investees, net of tax	371,397	372,777	300,217
Dividends	126,274	119,888	153,969
Income from sales of goods and services	11,223,556	12,141,327	10,450,914
Other income	2,661,271	497,141	1,127,870
Total income from continuing operations		36,408,604	28,620,308
Discontinued operations		866,166	10,444,185
Total income	47,658,238	37,274,770	39,064,493
Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	6,158,616	5,718,808	4,874,278
Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,954,197	5,330,193	4,662,912
Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	598,895	532,337	285,692
Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	296,804	340,984	218,511
Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	215,044	219,005	409,521
Colombia
Disclosure of operating segments [line items]
Interest income	26,954,361	17,882,243	11,683,436
Income from commissions and fees	4,196,458	3,731,370	3,681,566
Commissions on banking services	1,526,772	1,410,232	1,264,012
Fees on credit cards	986,721	816,587	658,030
Pension and severance fund management	978,504	885,420	1,199,068
Trust activities	463,194	353,285	336,637
Storage services	188,191	187,237	169,386
Commissions on drafts, checks and checkbooks	22,382	24,661	24,748
Office network services	21,638	24,935	18,914
Other commissions	9,056	29,013	10,771
Share of profit of equity accounted investees, net of tax	371,397	372,777	300,217
Dividends	119,988	108,343	148,091
Income from sales of goods and services	10,305,957	11,198,953	9,416,207
Other income	2,500,392	370,640	966,253
Total income from continuing operations		33,664,326	26,195,770
Discontinued operations		866,166	10,444,185
Total income	44,448,553	34,530,492	36,639,955
Colombia | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,263,794	4,797,942	3,850,399
Colombia | Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,954,197	5,330,193	4,662,912
Colombia | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	576,118	510,829	274,864
Colombia | Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	296,804	340,984	218,511
Colombia | Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	215,044	219,005	409,521
Panama
Disclosure of operating segments [line items]
Interest income	1,852,433	1,445,425	1,058,684
Income from commissions and fees	157,526	140,491	110,506
Commissions on banking services	134,216	120,512	96,966
Fees on credit cards	22,751	19,459	13,101
Commissions on drafts, checks and checkbooks	559	520	439
Dividends	6,286	11,545	5,878
Other income	155,595	115,657	158,525
Total income from continuing operations		1,713,118	1,333,593
Total income	2,171,840	1,713,118	1,333,593
BARBADOS
Disclosure of operating segments [line items]
Interest income	62,818	41,664	27,652
Income from commissions and fees	2,116	2,398	2,664
Commissions on banking services	2,116	2,398	2,664
Other income	(294)	(616)	2,009
Total income from continuing operations		43,446	32,325
Total income	64,640	43,446	32,325
Peru
Disclosure of operating segments [line items]
Interest income	49,582	33,550	21,037
Income from commissions and fees	119	46	786
Commissions on banking services	119	46	786
Income from sales of goods and services	917,599	942,374	1,034,707
Other income	5,584	11,146	881
Total income from continuing operations		987,116	1,057,411
Total income	972,884	987,116	1,057,411
Peru | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	894,822	920,866	1,023,879
Peru | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	22,777	21,508	10,828
Other countries
Disclosure of operating segments [line items]
Interest income	210	150	600
Income from commissions and fees	117	134	407
Commissions on banking services	117	134	407
Other income	(6)	314	202
Total income from continuing operations		598	1,209
Total income	$ 321	$ 598	$ 1,209